Commitments and Contingent Liabilities (Details) ₪ in Thousands, $ in Thousands	Apr. 30, 2021 USD ($)	Apr. 30, 2021 ILS (₪)	Feb. 21, 2021 USD ($)	Feb. 21, 2021 ILS (₪)
Commitments and Contingent Liabilities [Abstract]
Loss contingency	$ 192	₪ 700
Settlement fund			$ 700	₪ 2,695